                                                                     Rule 497(e)
                                                       Registration No. 33-11371
                                                               File No. 811-4982

                              HEARTLAND GROUP, INC.

                                Select Value Fund
                                 Value Plus Fund
                                   Value Fund
                              ---------------------
                        Supplement Dated January 1, 2002
                                       To
                          Prospectus Dated May 1, 2001


     Select Value Fund. As of December 1, 2001, the voluntary undertaking by Heartland Advisors, Inc. ("Heartland Advisors") to reimburse expenses and waive fees for the Select Value Fund, as described on pages 6, 8 and 9 of the prospectus, is no longer be in effect.

     New Distributor for the Funds. Effective January 1, 2002, Heartland Investor Services, LLC became the principal underwriter and distributor of shares of each of the Heartland Select Value, Value Plus and Value Funds (the "Funds"). Heartland Investor Services, LLC, 3435 Stelzer Road, Suite 1000, Columbus, OH 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. Heartland Investor Services, LLC is an affiliate of the Funds' transfer agent, BISYS Fund Services Ohio, Inc.

     Investment Instructions. As of October 22, 2001, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer and dividend disbursing agent for the Funds. As a result, instructions for investing with the Funds, including wire and mail instructions have changed. New instructions may be found on page 2 and 3 of this supplement. These instructions supersede the instructions found on pages 15 and 16 of the prospectus. Please be sure to note these new instructions when purchasing, exchanging or redeeming shares.

     Exchanging Shares. As of October 22, 2001, the money market fund available for investment by exchange to or from the Fund (see page 18 of the prospectus) is the BNY Hamilton Treasury Money Fund (the "Money Fund"). Shares of the Money Fund purchased by exchange from the Fund are purchased at the net asset value of the Money Fund on the same day as the shares of the Fund are redeemed; however, shares of the Fund purchased by exchange from the Money Fund are purchased at the net asset value of the Fund on the next business day of the Fund after the shares of the Money Fund are redeemed. Investments in the Money Fund are subject to the terms and conditions of that fund's prospectus, which can be obtained from the Funds' distributor. The Money Fund pays to the Funds' distributor a fee of up to 0.50% of the Money Fund's average daily net assets representing shares with respect to which the Funds' distributor provides account servicing, record keeping and distribution services./1/

     IRAs. As of October 22, 2001, the custodian for the IRA plan offered to investors in the Funds is Fifth Third Bank. The custodian charges an annual maintenance fee of $15.00 per Fund account. No other fees are charged by the custodian to IRA account holders. For further information about IRA investments, please see page 19 of the prospectus.


                                   -continued-
                                  1.800.HEARTLN
                                (1.800.432.7856)
                             www.heartlandfunds.com




--------
1 The change in Money Fund also applies to the money market fund available for investment of income or capital gains distributions form any of the Funds referred to under "Early Redemption Fee" on page 18 of the prospectus.

                                  How To Invest
                        Instructions For Regular Accounts


HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   SELL SHARES
---------------------------------     ------------------------------------------
1.800.432.7856                        ADD TO AN ACCOUNT                            Write a letter of instruction that
                                                                                   includes:
www.heartlandfunds.com                Telephone Purchase by Electronic Funds
                                      Transfer  Available for additional           .     the names and signatures of
                                      investments of $100 to $25,000.  Your              all account holders
Make a check payable to:              account will be charged a service fee        .     your Heartland account number
Heartland Funds                       (currently $8.00) if an electronic funds     .     the amount in dollars or
                                      transfer cannot be processed due to                shares you want to sell
ADDRESSES                             insufficient funds or a stop transfer.       .     how and where to send the
---------------------------------     Contact us for a Bank Options Form.                proceeds

Mailing Address                       Wire  Have your bank send your investment    We will mail the proceeds to the
---------------                       to Huntington National Bank with these       address on the account unless
                                      instructions:                                otherwise requested.  A signature
Heartland Funds                                                                    guarantee may be required.
P.O. Box 182304                       .     ABA #044000024
Columbus, OH 43218-2304               .     A/C #01892134620                       Mail the letter of instruction.
                                      .     CREDIT TO: Heartland (name of fund)
Overnight Delivery                    .     your Heartland account number          NOTE:  See page 3 for special
------------------                    .     name(s) of investor(s)                 information on redemptions from IRA
                                                                                   accounts.
Heartland Funds                       SELL SHARES
3435 Stelzer Road                                                                  HOW TO INVEST AUTOMATICALLY
Columbus, OH 43219                    Check  Call us to request your redemption.   -----------------------------------------
                                      A check will be mailed to the address on
CONCEPTS TO UNDERSTAND                the account. Express mail delivery is        OPEN AN ACCOUNT
---------------------------------     available on request for an additional
                                      charge (currently $12.00).                   Complete the application form,
Wire Transfer: The fastest way to                                                  including Automatic Investment Plan
transfer money from one financial     Wire or Electronic Funds Transfer  These     section, and return it with your
institution to another.  Your bank    services must be pre-authorized in           investment (minimum of $50 per
may charge a fee to send or receive   writing.  To add these services, call us     transaction).
a wire transfer.  Mail the letter     to request an account maintenance form.
of Instruction.                       Once the Fund has your bank account          ADD TO AN ACCOUNT
                                      information on file, call us to request
Electronic Funds Transfer:            your redemption.  Proceeds will be wired     All Services  Call us to request a
Transferring money to your bank       or transferred electronically to your        form to add the Automatic
account electronically may take up    bank.  For wires, your account will be       Investment Plan (minimum of $50 per
to eight business days to clear.      charged a service fee (currently $6.50).     transaction) to your account.
EFT usually is available without a                                                 Complete and return the form along
fee at all Automated Clearing House   Telephone and Wire Redemptions are subject   with any other required materials.
(ACH) banks.  Establishing EFT        to a $1,000 minimum.
services requires approximately 15                                                 SELL SHARES
days.                                 HOW TO INVEST IN WRITING
                                      ------------------------------------------   Systematic Withdrawal Plan  Call us
                                                                                   to request an account maintenance
                                      OPEN AN ACCOUNT                              form to add the plan.  Complete the
                                                                                   form, specifying the amount and
                                      Mail a completed application form and a      frequency of withdrawals you would
                                      check.                                       like.

                                      ADD TO AN ACCOUNT                            HOW TO INVEST VIA THE INTERNET
                                                                                   -----------------------------------------
                                      Fill out the Additional Investment Form
                                      attached to your statement and send with a   Computer  Visit the Heartland web
                                      check.  Write your Heartland account         site www.heartlandfunds.com and
                                      number on your check.                        follow the instructions to download
                                                                                   an account application.
                                      Mail the form and the check.






                                       2

                                  How To Invest
                          Instructions For IRA Accounts


HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   HOW TO INVEST AUTOMATICALLY
---------------------------------     ------------------------------------------   ---------------------------
1.800.432.7856                        ADD TO AN ACCOUNT                            OPEN AN ACCOUNT

www.heartlandfunds.com                Telephone Purchase by Electronic Funds       Complete the IRA application form
                                      Transfer  Available for additional           and Automatic Investment Plan
Make a check payable to:              investments of $100 to $25,000.  Your        application, and return them with
Heartland Funds                       account will be charged a service fee        your investment (minimum of $50 per
                                      (currently $8.00) if an electronic funds     transaction).
ADDRESSES                             transfer cannot be processed due to
---------------------------------     insufficient funds or a stop transfer.       ADD TO AN ACCOUNT
                                      Contact us for a Bank Options Form.
Mailing Address                                                                    All Services  Call us to request a
---------------                       Wire  Have your bank send your investment    form to add the Automatic
                                      to Huntington National Bank with these       Investment Plan (minimum of $50 per
Heartland Funds                       instructions:                                transaction) to your account.
P.O. Box 182304                                                                    Complete and return the form along
Columbus, OH 43218-2304                                                            with any other required materials.
                                      .     ABA #044000024
Overnight Delivery                    .     A/C #01892134620                       SELL SHARES
------------------                    .     CREDIT TO: Heartland (name of fund)
                                      .     your Heartland account number          Systematic Withdrawal Plan  Call us
Heartland Funds                       .     name(s) of investor(s)                 to request an account maintenance
3435 Stelzer Road                                                                  form to add the plan.  Complete the
Columbus, OH 43219                    SELL SHARES                                  form, specifying the amount and
                                                                                   frequency of withdrawals you would
CONCEPTS TO UNDERSTAND                IRA redemptions must be requested in         like.
---------------------------------     writing.
                                                                                   HOW TO INVEST VIA THE
Wire Transfer: The fastest way to     HOW TO INVEST IN WRITING                     INTERNET
transfer money from one financial     ------------------------------------------   -----------------------------------
institution to another.  Your bank
may charge a fee to send or receive   OPEN AN ACCOUNT                              Computer  Visit the Heartland web
a wire transfer.                                                                   site www.heartlandfunds.com and
                                      Complete and return an IRA application       follow the instructions to download
Electronic Funds Transfer:            form, and a check or IRA transfer form.      an IRA account application.
Transferring money to your bank       For direct rollovers of assets from
account electronically may take up    employer-sponsored qualified plans, mail a
to eight business days to clear.      completed IRA application.
EFT usually is available without a
fee at all Automated Clearing House   ADD TO AN ACCOUNT
(ACH) banks.  Establishing EFT
services requires approximately 15    Fill out the Additional Investment Form
days.                                 attached to your statement and send with a
                                      check. Write your Heartland account number
                                      on your check.

                                      Mail the form and the check.

                                      SELL SHARES

                                      Write a letter of instruction that
                                      includes:

                                      .     the names and signature of account
                                            holder
                                      .     your Heartland account number
                                      .     the fund name
                                      .     the amount in dollars or shares you
                                            want to sell
                                      .     how and where to send the proceeds
                                      .     whether the distribution is qualified
                                      .     whether taxes should be withheld (we
                                            will withhold 10% if you do not give
                                            us instructions)

                                      We will mail the proceeds to the address on the account unless otherwise requested.
                                      A signature guarantee may be required.
                                      Express mail delivery is available per
                                      request for an additional charge
                                      (currently $12.00).

                                      Mail the letter of instruction.




                                                                     Rule 497(e)
                                                       Registration No. 33-11371
                                                               File No. 811-4982

                              HEARTLAND GROUP, INC.

                                Select Value Fund
                                 Value Plus Fund
                                   Value Fund
                             Wisconsin Tax Free Fund
                              ---------------------
                        Supplement dated January 1, 2002
                                       to
              Statement of Additional Information dated May 1, 2001

     The following information updates information set forth under the caption "Distribution of Shares" in the Statement of Additional Information:

     New Distributor for the Funds. Effective January 1, 2002, Heartland Investor Services, LLC became the principal underwriter and distributor of shares of each of the Heartland Select Value, Value Plus, Value and Wisconsin Tax Free Funds. Heartland Investor Services, LLC, 3435 Stelzer Road, Suite 1000, Columbus, OH 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. Heartland Investor Services, LLC is an affiliate of the Funds' transfer agent, BISYS Fund Services Ohio, Inc.

     Under the Distribution Agreement approved by the Board of Directors of Heartland Group, Inc. (including a majority of those Directors who are not interested persons of the Funds or of Heartland Investor Services, LLC), Heartland Investor Services, LLC (the "Distributor") has agreed to use appropriate efforts to solicit orders for the sales of shares of the Funds and to undertake such advertising and promotion as it believes is reasonable in connection with such solicitation. The Distributor engages in activities which it in good faith deems reasonable, which are primarily intended to result in the sale of shares of the Funds, including without limitation advertising, compensation of securities dealers, sales personnel and others for distribution and related services, the printing and mailing of prospectuses to persons other than current shareholders, and the printing and mailing of sales literature.

     The Distribution Agreement for each Fund will continue until January 1, 2004. Thereafter, the Distribution Agreement will continue for each Fund automatically for successive one-year terms, provided that such continuance is approved at least annually (i) by the vote of the members of Heartland's Board of Directors who are not interested persons of the Fund or the Distributor, cast in person at a meeting for the purpose of voting on such approval, and (ii) by the vote of either a majority of Heartland's Board or a majority of the outstanding voting securities of the Fund. Notwithstanding the above, the Distribution Agreement may be terminated without penalty on not less than 60 days' prior written notice by either party and will automatically terminate in the event of its assignment.

     The appointment of Heartland Investor Services, LLC as the Funds' new distributor does not affect the distribution plan previously adopted by each of the Select Value, Value Plus and Value Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Wisconsin Tax Free Fund has not adopted a distribution plan. Under the distribution plan, Heartland Investor Services, LLC will receive a monthly amount from each Fund (other than the Wisconsin Tax Free Fund) of up to 0.25% of such Fund's average daily net assets computed on an annual basis (the "12b-1 fee"), as reimbursement for costs and expenses the Distributor incurs in connection with distributing and servicing such Fund's shares. The Distributor may pay a portion of the 12b-1 fee as compensation to any securities dealer, financial institution or other person, including the Distributor itself with respect to shares for which it is the broker-dealer of record, who renders assistance in distributing or promoting the sale of the Funds' shares. Heartland Advisors, Inc. has agreed to pay all distribution expenses of the Wisconsin Tax Free Fund and the distribution expenses of the other Funds to the extent they either are not reimbursable expenses under the Funds' distribution plan or exceed the maximum amount that maybe reimbursed under the plan.












                                  1.800.HEARTLN
                                (1.800.432.7856)
                             www.heartlandfunds.com

                                                                     Rule 497(e)
                                                       Registration No. 33-11371
                                                               File No. 811-4982

                              HEARTLAND GROUP, INC.

                             Wisconsin Tax Free Fund
                     (available to Wisconsin residents only)
                              ---------------------

                        Supplement Dated January 1, 2002
                                       To
                          Prospectus Dated May 1, 2001


     New Distributor for the Funds. Effective January 1, 2002, Heartland Investor Services, LLC became the principal underwriter and distributor of shares of the Heartland Wisconsin Tax Free Fund (the "Fund"). Heartland Investor Services, LLC, 3435 Stelzer Road, Suite 1000, Columbus, OH 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. Heartland Investor Services, LLC is an affiliate of the Funds' transfer agent, BISYS Fund Services Ohio, Inc.

     Investment Instructions. As of October 22, 2001, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer and dividend disbursing agent for the Fund. As a result, instructions for investing with the Fund, including wire and mail instructions have changed. New instructions may be found on page 2 of this supplement. These instructions supersede the instructions found on page 12 of the prospectus. Please be sure to note these new instructions when purchasing, exchanging or redeeming shares.

     Exchanging Shares. As of October 22, 2001, the money market fund available for investment by exchange to or from the Fund (see page 15 of the prospectus) is the BNY Hamilton Treasury Money Fund (the "Money Fund"). Shares of the Money Fund purchased by exchange from the Fund are purchased at the net asset value of the Money Fund on the same day as the shares of the Fund are redeemed; however, shares of the Fund purchased by exchange from the Money Fund are purchased at the net asset value of the Fund on the next business day of the Fund after the shares of the Money Fund are redeemed. Investments in the Money Fund are subject to the terms and conditions of that fund's prospectus, which can be obtained from the Fund's distributor. The Money Fund pays to the Fund's distributor a fee of up to 0.50% of the Money Fund's average daily net assets representing shares with respect to which the Fund's distributor provides account servicing, record keeping and distribution services.

     Management of the Fund. Beginning June 29, 2001, Derek J. Pawlak, previously co-manager of the Fund, became the sole portfolio manager of the Fund. For further information about Mr. Pawlak, please see page 5 of the prospectus.







                                   -continued-
                                  1.800.HEARTLN
                                (1.800.432.7856)
                             www.heartlandfunds.com

                                  HOW TO INVEST
                                  INSTRUCTIONS


HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   SELL SHARES
---------------------------------     ------------------------------------------
1.800.432.7856                        ADD TO AN ACCOUNT                            Write a letter of instruction
                                                                                   that includes:
www.heartlandfunds.com                Telephone Purchase by Electronic Funds
                                      Transfer  Available for additional           .     the names and signatures
Make a check payable to:              investments of $100 to $25,000.  Your              of all account holders
Heartland Funds                       account will be charged a service fee        .     your Heartland account
                                      (currently $8.00) if an electronic funds           number
ADDRESSES                             transfer cannot be processed due to          .     the amount in dollars or
---------------------------------     insufficient funds or a stop transfer.             shares you want to sell
                                      Contact us for a Bank Options Form.          .     how and where to send the
Mailing Address                                                                          proceeds
---------------                       Wire  Have your bank send your investment
                                      to Huntington National Bank with these       We will mail the proceeds to the
Heartland Funds                       instructions:                                address on the account unless
P.O. Box 182304                                                                    otherwise requested.  A
Columbus, OH 43218-2304               .     ABA #044000024                         signature guarantee may be
                                      .     A/C #01892134620                       required.
Overnight Delivery                    .     CREDIT TO: Heartland (name of fund)
------------------                    .     your Heartland account number          Mail the letter of instruction.
                                      .     name(s) of investor(s)
Heartland Funds                                                                    HOW TO INVEST AUTOMATICALLY
3435 Stelzer Road                     SELL SHARES                                  --------------------------------------
Columbus, OH 43219
                                      Check  Call us to request your redemption.   OPEN AN ACCOUNT
CONCEPTS TO UNDERSTAND                A check will be mailed to the address on
---------------------------------     the account.  Express mail delivery is       Complete the application form,
                                      available on request for an additional       including Automatic Investment
Wire Transfer: The fastest way to     charge (currently $12.00).                   Plan section, and return it with
transfer money from one financial                                                  your investment (minimum of $50
institution to another. Your bank     Wire or Electronic Funds Transfer  These     per transaction).
may charge a fee to send or receive   services must be pre-authorized in
a wire transfer.  Mail the letter     writing.  To add these services, call us     ADD TO AN ACCOUNT
of Instruction.                       to request an account maintenance form.
                                      Once the Fund has your bank account          All Services  Call us to request
Electronic Funds Transfer:            information on file, call us to request      a form to add the Automatic
Transferring money to your bank       your redemption.  Proceeds will be wired     Investment Plan (minimum of $50
account electronically may take up    or transferred electronically to your        per transaction) to your
to eight business days to clear.      bank.  For wires, your account will be       account.  Complete and return
EFT usually is available without a    charged a service fee (currently $6.50).     the form along with any other
fee at all Automated Clearing House                                                required materials.
(ACH) banks.  Establishing EFT        Telephone and Wire Redemptions are subject
services requires approximately 15    to a $1,000 minimum.                         Systematic Withdrawal Plan  Call
days.                                                                              us to request an account
                                      HOW TO INVEST IN WRITING                     maintenance form to add the
                                      ------------------------------------------   plan.  Complete the form,
                                      OPEN AN ACCOUNT                              specifying the amount and
                                                                                   frequency of withdrawals you
                                      Mail a completed application form and a      would like.
                                      check.
                                                                                   HOW TO INVEST
                                      ADD TO AN ACCOUNT                            VIA THE INTERNET
                                                                                   --------------------------------------
                                      Fill out the Additional Investment Form
                                      attached to your statement and send with a   Computer  Visit the Heartland web
                                      check.  Write your Heartland account         site www.heartlandfunds.com and
                                      number on your check.                        follow the instructions to
                                                                                   download an account application.
                                      Mail the form and the check.







